Subsequent Events - Optimum Merger Agreement (Details) - Subsequent Event - ODA $ in Millions	Mar. 25, 2023 USD ($) installment shares
Subsequent Event [Line Items]
Consideration	$ 6.8
Number of installments | installment	3
Installment term	1 year
Shares of common stock awarded | shares	4,400,000
Term within which common stock to be awarded	5 days
Additional consideration	$ 7.5